Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
The following tables present changes in property, plant and equipment including the right of use of assets (or “ROU”) as of
December 31, 2023, 2024 and 2025:

(amounts in thousands of euros)	BUILDINGS	EQUIPMENT	FURNITURE AND COMPUTER EQUIPMENT	TOTAL	OF WHICH ROU
GROSS VALUES
AS OF JANUARY 1, 2023	1,618	436	346	2,400	1,561
Acquisition	350	103	161	614	350
Disposal	(622)	(27)	—	(649)	(649)
AS OF DECEMBER 31, 2023	1,346	513	507	2,366	1,262
Acquisition	2,578	—	292	2,870	2,217
Disposal	(1,110)	—	(119)	(1,229)	(975)
Effect of the change in foreign currency exchange rates	4	—	17	22	22
AS OF DECEMBER 31, 2024	2,818	513	698	4,029	2,526
Acquisition	436	—	123	559	424
Disposal	—	(49)	(203)	(252)	(34)
Effect of the change in foreign currency exchange rates	(50)	—	(12)	(62)	(50)
AS OF DECEMBER 31, 2025	3,204	463	607	4,274	2,865

(amounts in thousands of euros)	BUILDINGS	EQUIPMENT	FURNITURE AND COMPUTER EQUIPMENT	TOTAL	OF WHICH ROU
DEPRECIATION
AS OF JANUARY 1, 2023	(259)	(378)	(171)	(808)	(290)
Increase	(578)	(36)	(94)	(707)	(498)
Disposal	—	27	—	27	27
AS OF DECEMBER 31, 2023	(837)	(387)	(265)	(1,488)	(761)
Increase	(886)	(32)	(171)	(1,089)	(788)
Disposal	1,111	—	104	1,215	975
AS OF DECEMBER 31, 2024	(613)	(419)	(332)	(1,363)	(575)
Increase	(903)	(35)	(158)	(1,095)	(797)
Disposal	—	49	203	252	53
Effect of the change in foreign currency exchange rates	17	—	5	22	17
AS OF DECEMBER 31, 2025	(1,498)	(404)	(281)	(2,184)	(1,302)

(amounts in thousands of euros)	BUILDINGS		EQUIPMENT		FURNITURE AND COMPUTER EQUIPMENT		TOTAL		OF WHICH ROU
NET BOOK VALUES
AS OF JANUARY 1, 2023	1,359	—	59	—	175	—	1,592	—	1,270
AS OF DECEMBER 31, 2023	509	—	126	—	242	—	878	—	501
AS OF DECEMBER 31, 2024	2,205	—	94	—	366	—	2,666	—	1,950
AS OF DECEMBER 31, 2025	1,706	—	59	—	325	—	2,090	—	1,563
Right of use assets relate to buildings, vehicles and furniture. The net book value of right of use assets related to buildings amounted to
€453 thousand, €1,846 thousand and €1,473 thousand as of December 31, 2023, 2024 and 2025 respectively.
Acquisitions over the year ended December 31, 2023 mainly include the right of use asset related to the new Boston offices entered into in November 2023. Decreases mainly include the remeasurement of the right of use asset related to the reassessment of the Paris
Headquarters lease term, for an amount of €622 thousand (see Note 15.8).
Acquisitions over the period ended December 31, 2024 mainly include the right of use assets related to the new Paris headquarters and
Montpellier offices entered into in May and April 2024 respectively, as well as the 1-year renewal of the Boston offices lease (see
Note 15.8). Disposals over the period ended December 31, 2024 mainly include the right of use asset related to the former Paris headquarters lease, which ended in June 2024.
Acquisitions over the period ended December 31, 2025 mainly include right of use assets related to the renewal of the hosting agreement with the CNRS (French National Centre for Scientific Research) research laboratories based in Montpellier (which previously fell under the IFRS 16 short-term lease exemption), as well as new office equipment leases.
Disposals over the period ended December 31, 2025 of the period mainly relate to the decommissioning of obsolete IT equipments.